Other Expense, Net - Schedule of Other Expense, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Expense, Net [Abstract]
Foreign exchange loss	$ (239,574)	$ (142,194)
Miscellaneous income		16
Total	$ (239,574)	$ (142,178)